United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2011

Date of Reporting Period: 10/31/2011

Item 1. Reports to Stockholders

Annual Shareholder Report
October 31, 2011

Share Class	Ticker
C	MXCCX
R*	FMXKX
Institutional	FISPX
Service**	FMXSX

*formerly, Class K Shares
**formerly, Institutional Service Shares

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Management's Discussion of Fund Performance (unaudited)

The Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares produced total returns of 6.87%, 7.18%, 7.96% and 7.59%, respectively, based on net asset value for the 12-month reporting period ended October 31, 2011. The Standard & Poor's 500® Index (S&P 500),1 a broad-based securities market index, posted a total return of 8.09% for the same period. The total return of the Fund's shares reflects the impact of actual cash flows, transaction costs and other expenses.

MARKET OVERVIEW

At the start of the reporting period, the global economy appeared to be solidly in recovery mode and investors were optimistic as the U.S. Federal Reserve (the “Fed”) launched its second round of quantitative easing. Stock markets rallied despite the ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding U.S. debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

Annual Shareholder Report

However, the environment changed dramatically in the middle of the second quarter of 2011. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the United States and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, Standard & Poor's downgraded the U.S. government's credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as U.S. Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the United States and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region's debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including U.S. Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months, however U.S. stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

FUND PERFORMANCE

Against this backdrop, 9 of the 10 sectors2 within the S&P 500 recorded positive returns during the period. Energy led the way, advancing 19.22%, followed by Utilities, up 14.71%, and Consumer Discretionary, up 12.62%. The Financials sector posted the weakest results, down 5.90%. Apple Inc. (Information Technology), Exxon Mobil Corp. (Energy) and IBM, Inc. (Information Technology) posted the strongest contribution to performance in the index, while the Bank of America Corp. (Financials), Hewlett-Packard Co. (Information Technology) and Citigroup (Financials) contributed the least for the period.

Annual Shareholder Report

The enhanced index portion of the Fund outperformed the S&P 500 by 0.43%, contributing positively to the Fund's overall performance. Portfolio management of the enhanced portion of the Fund primarily entails overweighting and underweighting stocks relative to the S&P 500 based on quantitative factors and substitution strategies. Investment strategies based on earning announcements, momentum and external financing factors contributed positively to performance. Stock substitution strategies based on relative value, events, mergers and acquisitions also had a positive impact. Strategies based on earnings quality and earnings sustainability factors detracted from performance.

The Fund invests in a stock-based strategy that also utilizes S&P 500 futures to provide equity exposure on the Fund's cash balances. While over the long term this strategy anticipates that the S&P 500 futures will mirror the performance of the S&P 500, pricing disparity can occur in the short term and the Fund can benefit from or be harmed by trading futures instead of stocks when money moves in or out of the Fund. During the reporting period, the trading of futures contracts had a negligible impact on the Fund's performance.

1	The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index. “Standard & Poor's,® ” “S&P,® ” “S&P 500,® ” “Standard & Poor's 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500 to track general stock market performance.
2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Fund's Class R Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares: Class C Shares, Institutional Shares and Service Shares. For the period prior to the commencement of operations of Class R Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class R Shares. The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund (the “Fund”) from October 31, 2001 to October 31, 2011, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2011

(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years
Class C Shares	5.87%	-0.98%	2.39%
Class R Shares	7.18%	-0.67%	2.69%
Institutional Shares	7.96%	0.08%	3.45%
Service Shares	7.59%	-0.22%	3.14%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment – CLASS C SHARES

  Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment – CLASS R SHARES

Annual Shareholder Report

Growth of a $10,000 Investment – INSTITUTIONAL SHARES

Growth of a $10,000 Investment – SERVICE SHARES

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2011, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	19.0%
Financials	13.6%
Energy	11.9%
Health Care	11.1%
Consumer Staples	10.7%
Industrials	10.4%
Consumer Discretionary	10.3%
Materials	3.5%
Utilities	3.5%
Telecommunication Services	2.9%
Other Securities[2]	0.6%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	2.5%
Other Assets and Liabilities — Net[5]	(0.1)%
TOTAL[6]	100.0%
1	Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Other Securities include an exchange-traded fund and a warrant.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 99.8%.
Annual Shareholder Report

Portfolio of Investments

October 31, 2011

Shares			Value
		COMMON STOCKS – 96.9%[1]
		Consumer Discretionary – 10.3%
1,701	[2]	99 Cents Only Stores	37,082
1,760	[2]	AMC Networks, Inc.	57,411
4,480		Abercrombie & Fitch Co., Class A	333,312
16,241	[2]	Amazon.com, Inc.	3,467,616
13,224	[2]	Apollo Group, Inc., Class A	626,156
2,222	[2]	AutoNation, Inc.	86,525
1,053	[2]	AutoZone, Inc.	340,740
18,810	[2]	Bed Bath & Beyond, Inc.	1,163,210
16,497		Best Buy Co., Inc.	432,716
3,010	[2]	Big Lots, Inc.	113,447
11,317		Block (H&R), Inc.	173,037
28,431		CBS Corp. (New), Class B	733,804
8,292		Cablevision Systems Corp., Class A	119,985
8,634	[2]	CarMax, Inc.	259,538
20,936		Carnival Corp.	737,157
3,111	[2]	Chipotle Mexican Grill, Inc.	1,045,669
12,238		Coach, Inc.	796,327
122,613		Comcast Corp., Class A	2,875,275
10,064		D. R. Horton, Inc.	112,012
32,195	[2]	DIRECTV Group, Inc., Class A	1,463,585
4,862		Darden Restaurants, Inc.	232,793
2,200		DeVRY, Inc.	82,896
11,918	[2]	Discovery Communications, Inc.	517,956
2,314	[2]	Dollar Tree, Inc.	185,027
7,094		Expedia, Inc.	186,288
4,390		Family Dollar Stores, Inc.	257,386
164,758	[2]	Ford Motor Co.	1,924,373
5,112	[2]	GameStop Corp.	130,714
10,765		Gannett Co., Inc.	125,843
13,763		Gap (The), Inc.	260,121
6,090		Genuine Parts Co.	349,749
8,768	[2]	Goodyear Tire & Rubber Co.	125,908
10,763		Harley-Davidson, Inc.	418,681
2,599		Harman International Industries, Inc.	112,173
7,046		Hasbro, Inc.	268,171
Annual Shareholder Report

Shares			Value
69,074		Home Depot, Inc.	2,472,849
10,835		International Game Technology	190,588
17,529		Interpublic Group of Cos., Inc.	166,175
25,533		Johnson Controls, Inc.	840,802
10,205		Kohl's Corp.	540,967
7,788		Leggett and Platt, Inc.	170,557
5,937		Lennar Corp., Class A	98,198
10,911		Limited Brands, Inc.	466,009
54,978		Lowe's Cos., Inc.	1,155,638
18,722		Macy's, Inc.	571,583
11,612		Marriott International, Inc., Class A	365,778
16,201		Mattel, Inc.	457,516
44,527		McDonald's Corp.	4,134,332
12,261		McGraw-Hill Cos., Inc.	521,093
1,930	[2]	NetFlix, Inc.	158,414
10,721		Newell Rubbermaid, Inc.	158,671
100,578		News Corp., Inc.	1,762,127
18,057		Nike, Inc., Class B	1,739,792
6,418		Nordstrom, Inc.	325,328
5,225	[2]	O'Reilly Automotive, Inc.	397,361
12,683		Omnicom Group, Inc.	564,140
5,254		Penney (J.C.) Co., Inc.	168,548
2,225	[2]	Priceline.com, Inc.	1,129,677
12,156	[2]	Pulte Group, Inc.	62,968
2,659		Ralph Lauren Corp.	422,223
5,255		Ross Stores, Inc.	461,021
3,621		Scripps Networks Interactive	153,820
1,415	[2]	Sears Holdings Corp.	110,625
41,713		Staples, Inc.	624,026
34,023		Starbucks Corp.	1,440,534
7,606		Starwood Hotels & Resorts Worldwide, Inc.	381,137
22,950		TJX Cos., Inc.	1,352,443
30,005		Target Corp.	1,642,774
4,611		Tiffany & Co.	367,635
14,556		Time Warner Cable, Inc.	927,072
45,369		Time Warner, Inc.	1,587,461
4,357	[2]	Urban Outfitters, Inc.	118,728
3,161		V.F. Corp.	436,913
Annual Shareholder Report

Shares			Value
32,963		Viacom, Inc., Class B	1,445,428
85,197		Walt Disney Co.	2,971,671
184		Washington Post Co., Class B	62,589
2,742		Whirlpool Corp.	139,321
6,032		Wyndham Worldwide Corp.	203,097
3,601		Wynn Resorts Ltd.	478,213
17,982		Yum! Brands, Inc.	963,296
		TOTAL	55,061,821
		Consumer Staples – 10.7%
84,352		Altria Group, Inc.	2,323,898
24,639		Archer-Daniels-Midland Co.	713,053
15,774		Avon Products, Inc.	288,349
5,653		Beam, Inc.	279,428
3,678		Brown-Forman Corp., Class B	274,857
59,137		CVS Caremark Corp.	2,146,673
6,526		Campbell Soup Co.	216,990
5,708		Clorox Co.	382,094
14,626		Coca-Cola Enterprises, Inc.	392,269
20,938		Colgate-Palmolive Co.	1,892,167
21,531		ConAgra Foods, Inc.	545,380
23,264	[2]	Constellation Brands, Inc., Class A	470,398
22,663		Costco Wholesale Corp.	1,886,695
6,566	[2]	Dean Foods Co.	63,822
14,547		Dr. Pepper Snapple Group, Inc.	544,785
4,123		Estee Lauder Cos., Inc., Class A	405,909
27,724		General Mills, Inc.	1,068,206
12,358		H.J. Heinz Co.	660,412
7,025		Hershey Foods Corp.	402,041
20,418		Hormel Foods Corp.	601,718
9,886		Kellogg Co.	535,920
16,785		Kimberly-Clark Corp.	1,170,082
79,734		Kraft Foods, Inc., Class A	2,805,042
52,847		Kroger Co.	1,224,993
5,841		Lorillard, Inc.	646,365
4,829		McCormick & Co., Inc.	234,496
7,423		Mead Johnson Nutrition Co.	533,343
5,999		Molson Coors Brewing Co., Class B	253,998
73,851		PepsiCo, Inc.	4,648,920
Annual Shareholder Report

Shares			Value
80,395		Philip Morris International, Inc.	5,617,199
124,138		Procter & Gamble Co.	7,943,591
13,366		Reynolds American, Inc.	516,997
7,502		SUPERVALU, Inc.	60,166
30,366		Safeway, Inc.	588,189
27,820		Sara Lee Corp.	495,196
4,221		Smucker (J.M.) Co.	325,101
23,950		Sysco Corp.	663,894
104,526		The Coca-Cola Co.	7,141,216
10,871		Tyson Foods, Inc., Class A	209,810
78,289		Wal-Mart Stores, Inc.	4,440,552
39,211		Walgreen Co.	1,301,805
6,419		Whole Foods Market, Inc.	462,938
		TOTAL	57,378,957
		Energy – 11.9%
27,800	[2]	Alpha Natural Resources, Inc.	668,312
21,860		Anadarko Petroleum Corp.	1,716,010
18,696		Apache Corp.	1,862,683
15,924		Baker Hughes, Inc.	923,433
8,310		CONSOL Energy, Inc.	355,336
4,122		Cabot Oil & Gas Corp., Class A	320,362
10,183	[2]	Cameron International Corp.	500,393
24,094		Chesapeake Energy Corp.	677,523
93,582		Chevron Corp.	9,830,789
71,728		ConocoPhillips	4,995,855
14,812	[2]	Denbury Resources, Inc.	232,548
20,780		Devon Energy Corp.	1,349,661
9,466		Diamond Offshore Drilling, Inc.	620,402
9,795		EOG Resources, Inc.	875,967
13,980		EQT Corp.	887,730
28,082		El Paso Corp.	702,331
219,577		Exxon Mobil Corp.	17,146,768
8,812	[2]	FMC Technologies, Inc.	394,954
40,429		Halliburton Co.	1,510,427
5,400		Helmerich & Payne, Inc.	287,172
12,804		Hess Corp.	801,018
31,104		Marathon Oil Corp.	809,637
15,588		Marathon Petroleum Corp.	559,609
Annual Shareholder Report

Shares			Value
8,792		Murphy Oil Corp.	486,813
15,228	[2]	Nabors Industries Ltd.	279,129
22,895		National-Oilwell, Inc.	1,633,100
4,818	[2]	Newfield Exploration Co.	193,973
10,011		Noble Corp.	359,795
6,877		Noble Energy, Inc.	614,391
36,932		Occidental Petroleum Corp.	3,432,460
11,107		Peabody Energy Corp.	481,711
4,632		Pioneer Natural Resources, Inc.	388,625
7	[2]	Precision Drilling Corp.	81
11,069		QEP Resources, Inc.	393,503
5,890		Range Resources Corp.	405,468
4,572	[2]	Rowan Cos., Inc.	157,688
52,264		Schlumberger Ltd.	3,839,836
12,754	[2]	Southwestern Energy Co.	536,178
27,521		Spectra Energy Corp.	787,926
16,157		Sunoco, Inc.	601,525
6,615	[2]	Tesoro Petroleum Corp.	171,593
26,016		Valero Energy Corp.	639,994
21,471		Williams Cos., Inc.	646,492
		TOTAL	64,079,201
		Financials – 13.6%
12,294		AON Corp.	573,146
17,452		Ace Ltd.	1,259,162
29,005		Aflac, Inc.	1,307,835
22,096		Allstate Corp.	582,009
47,146		American Express Co.	2,386,531
17,920	[2]	American International Group, Inc.	442,445
8,937		Ameriprise Financial, Inc.	417,179
4,497		Apartment Investment & Management Co., Class A	110,941
3,490		Assurant, Inc.	134,505
3,415		Avalonbay Communities, Inc.	456,551
25,414		BB&T Corp.	593,163
460,366		Bank of America Corp.	3,144,300
553		Bank of Montreal	32,721
54,668		Bank of New York Mellon Corp.	1,163,335
72,720	[2]	Berkshire Hathaway, Inc.	5,661,979
4,571		BlackRock, Inc.	721,258
Annual Shareholder Report

Shares			Value
5,441		Boston Properties, Inc.	538,605
11,932	[2]	CBRE Group, Inc.	212,151
2,438		CME Group, Inc.	671,815
27,055		Capital One Financial Corp.	1,235,331
39,189		Charles Schwab Corp.	481,241
11,262		Chubb Corp.	755,117
8,599		Cincinnati Financial Corp.	248,855
132,359		Citigroup, Inc.	4,181,221
9,127		Comerica, Inc.	233,195
41,945		Discover Financial Services	988,224
8,986	[2]	E*Trade Group, Inc.	97,498
14,940		Equity Residential Properties Trust	876,679
3,343	[3]	Federated Investors, Inc.	65,322
41,836		Fifth Third Bancorp	502,450
9,583		First Horizon National Corp.	66,985
6,642		Franklin Resources, Inc.	708,236
5,040		General Growth Properties, Inc.	74,088
17,855	[2]	Genworth Financial, Inc., Class A	113,915
18,442		Goldman Sachs Group, Inc.	2,020,321
4,535		HCC Insurance Holdings, Inc.	120,676
17,345		HCP, Inc.	691,198
17,906		Hartford Financial Services Group, Inc.	344,691
8,042		Health Care REIT, Inc.	423,733
30,473		Host Marriott Corp.	434,850
1,752	[2]	Howard Hughes Corp.	84,061
19,119		Hudson City Bancorp, Inc.	119,494
31,139		Huntington Bancshares, Inc.	161,300
3,039	[2]	InterContinentalExchange, Inc.	394,705
18,012		Invesco Ltd.	361,501
191,744		J.P. Morgan Chase & Co.	6,665,021
7,005		Janus Capital Group, Inc.	45,953
43,705		KeyCorp	308,557
30,155		Kimco Realty Corp.	526,808
4,819		Legg Mason, Inc.	132,523
7,205		Leucadia National Corp.	193,310
11,535		Lincoln National Corp.	219,742
13,079		Loews Corp.	519,236
5,996		M & T Bank Corp.	456,356
Annual Shareholder Report

Shares			Value
23,324		Marsh & McLennan Cos., Inc.	714,181
49,656		MetLife, Inc.	1,745,905
7,690		Moody's Corp.	272,918
54,124		Morgan Stanley	954,747
12,006	[2]	NASDAQ Stock Market, Inc.	300,750
11,387		NYSE Euronext	302,553
10,932		Northern Trust Corp.	442,418
23,901		PNC Financial Services Group	1,283,723
13,620		People's United Financial, Inc.	173,655
5,896		Plum Creek Timber Co., Inc.	222,043
12,424		Principal Financial Group	320,291
29,006		Progressive Corp., OH	551,404
17,889		ProLogis, Inc.	532,377
26,253		Prudential Financial, Inc.	1,422,913
6,028		Public Storage, Inc.	777,913
45,703		Regions Financial Corp.	179,613
23,606		SLM Corp.	322,694
11,753		Simon Property Group, Inc.	1,509,555
18,718		State Street Corp.	756,020
35,485		SunTrust Banks, Inc.	700,119
18,547		T. Rowe Price Group, Inc.	980,024
28,352		The Travelers Cos., Inc.	1,654,339
4,835		Torchmark Corp.	197,897
84,536		U.S. Bancorp	2,163,276
11,232		Unum Group	267,771
11,197		Ventas, Inc.	622,665
7,829		Vornado Realty Trust	648,320
239,799		Wells Fargo & Co.	6,213,192
19,780		Weyerhaeuser Co.	355,644
14,783		XL Group PLC	321,382
28,866		Zions Bancorp	501,114
		TOTAL	72,673,440
		Health Care – 11.1%
56,811		Abbott Laboratories	3,060,408
22,226		Aetna, Inc.	883,706
14,240	[2]	Agilent Technologies, Inc.	527,877
11,216		Allergan, Inc.	943,490
12,162		AmerisourceBergen Corp.	496,210
Annual Shareholder Report

Shares			Value
40,738		Amgen, Inc.	2,333,065
3,134		Bard (C.R.), Inc.	269,367
24,419		Baxter International, Inc.	1,342,557
8,746		Becton, Dickinson & Co.	684,200
11,044	[2]	Biogen Idec, Inc.	1,285,080
139,234	[2]	Boston Scientific Corp.	820,088
76,572		Bristol-Myers Squibb Co.	2,418,909
13,044		CIGNA Corp.	578,371
13,846		Cardinal Health, Inc.	612,962
25,218	[2]	CareFusion Corp.	645,581
16,729	[2]	Celgene Corp.	1,084,541
7,517	[2]	Cerner Corp.	476,803
6,796	[2]	Coventry Health Care, Inc.	216,181
17,990		Covidien PLC	846,250
3,397	[2]	DaVita, Inc.	237,790
5,085		Dentsply International, Inc.	187,942
4,344	[2]	Edwards Lifesciences Corp.	327,624
42,844		Eli Lilly & Co.	1,592,083
575	[2]	Emdeon, Inc.	10,908
17,769	[2]	Express Scripts, Inc., Class A	812,576
13,627	[2]	Forest Laboratories, Inc., Class A	426,525
33,455	[2]	Gilead Sciences, Inc.	1,393,735
701	[2]	HCA, Inc.	16,438
1,503	[2]	Healthspring, Inc.	81,072
6,039	[2]	Hospira, Inc.	189,926
7,583		Humana, Inc.	643,721
1,424	[2]	Intuitive Surgical, Inc.	617,817
124,395		Johnson & Johnson	8,009,794
2,100	[2]	Kinetic Concepts, Inc.	143,619
4,921	[2]	Laboratory Corp. of America Holdings	412,626
8,674	[2]	Life Technologies Corp.	352,772
3,550	[2]	LifePoint Hospitals, Inc.	137,243
11,149		McKesson Corp.	909,201
21,865	[2]	Medco Health Solutions, Inc.	1,199,514
45,701		Medtronic, Inc.	1,587,653
139,358		Merck & Co., Inc.	4,807,851
16,870	[2]	Mylan Laboratories, Inc.	330,146
29		Novartis AG, ADR	1,638
Annual Shareholder Report

Shares			Value
3,610		Patterson Cos., Inc.	113,607
8,043		PerkinElmer, Inc.	166,249
369,483		Pfizer, Inc.	7,116,242
2,692		Pharmaceutical Product Development, Inc.	88,809
5,763		Quest Diagnostics, Inc.	321,575
12,032		St. Jude Medical, Inc.	469,248
12,034		Stryker Corp.	576,549
17,117	[2]	Tenet Healthcare Corp.	80,963
17,899	[2]	Thermo Fisher Scientific, Inc.	899,783
48,836		UnitedHealth Group, Inc.	2,343,640
4,251	[2]	Varian Medical Systems, Inc.	249,619
4,121	[2]	Waters Corp.	330,174
9,863	[2]	Watson Pharmaceuticals, Inc.	662,399
16,346		Wellpoint, Inc.	1,126,239
18,144	[2]	Zimmer Holdings, Inc.	954,919
		TOTAL	59,455,875
		Industrials – 10.4%
27,320		3M Co.	2,158,826
3,783		Avery Dennison Corp.	100,628
8,487	[2]	Babcock & Wilcox Co.	186,629
27,030		Boeing Co.	1,778,304
7,490		C.H. Robinson Worldwide, Inc.	520,031
52,483		CSX Corp.	1,165,647
31,956		Caterpillar, Inc.	3,018,564
4,131		Cintas Corp.	123,476
8,299		Cummins, Inc.	825,170
25,392		Danaher Corp.	1,227,703
15,092		Deere & Co.	1,145,483
6,752		Donnelley (R.R.) & Sons Co.	110,058
6,993		Dover Corp.	388,321
1,786		Dun & Bradstreet Corp.	119,412
13,984		Eaton Corp.	626,763
36,702		Emerson Electric Co.	1,766,100
5,620		Equifax, Inc.	197,543
7,987		Expeditors International Washington, Inc.	364,207
10,811		Fastenal Co.	411,791
13,359		FedEx Corp.	1,093,167
2,022		Flowserve Corp.	187,419
Annual Shareholder Report

Shares			Value
7,897		Fluor Corp.	448,944
13,402	[2]	Fortune Brands Home & Security, Inc.	194,731
22,990		General Dynamics Corp.	1,475,728
495,486		General Electric Co.	8,279,571
6,214		Goodrich (B.F.) Co.	762,023
5,001		Grainger (W.W.), Inc.	856,721
32,427		Honeywell International, Inc.	1,699,175
140	[2]	Huntington Ingalls Industries, Inc.	4,130
6,747		ITT Corp.	307,663
20,707		Illinois Tool Works, Inc.	1,006,981
13,535		Ingersoll-Rand PLC, Class A	421,345
9,275		Iron Mountain, Inc.	286,876
4,704	[2]	Jacobs Engineering Group, Inc.	182,515
4,790		Joy Global, Inc.	417,688
4,970		L-3 Communications Holdings, Inc.	336,867
12,064		Lockheed Martin Corp.	915,658
12,892		Masco Corp.	123,763
15,780		Norfolk Southern Corp.	1,167,562
14,678		Northrop Grumman Corp.	847,654
16,565		PACCAR, Inc.	716,271
4,218		Pall Corp.	215,835
8,954		Parker-Hannifin Corp.	730,199
9,054		Pitney Bowes, Inc.	184,521
10,252		Precision Castparts Corp.	1,672,614
7,678	[2]	Quanta Services, Inc.	160,393
16,892		Raytheon Co.	746,457
14,656		Republic Services, Inc.	417,110
18,832		Robert Half International, Inc.	497,730
10,710		Rockwell Automation, Inc.	724,531
5,637		Rockwell Collins	314,714
3,492		Roper Industries, Inc.	283,201
1,904		Ryder System, Inc.	96,990
3,239		Snap-On, Inc.	173,837
30,322		Southwest Airlines Co.	259,253
6,164		Stanley Black & Decker, Inc.	393,571
3,123	[2]	Stericycle, Inc.	261,020
31,017		Textron, Inc.	602,350
22,560		Tyco International Ltd.	1,027,608
Annual Shareholder Report

Shares			Value
21,536		Union Pacific Corp.	2,144,340
42,560		United Parcel Service, Inc.	2,989,414
40,202		United Technologies Corp.	3,134,952
19,092		Waste Management, Inc.	628,700
		TOTAL	55,626,448
		Information Technology – 19.0%
28,928		Accenture PLC	1,743,201
20,061	[2]	Adobe Systems, Inc.	589,994
21,307	[2]	Advanced Micro Devices, Inc.	124,220
6,663	[2]	Akamai Technologies, Inc.	179,501
14,700		Altera Corp.	557,424
6,786		Amphenol Corp., Class A	322,267
13,686		Analog Devices, Inc.	500,497
42,042	[2]	Apple, Inc.	17,017,761
48,200		Applied Materials, Inc.	593,824
23,112	[2]	Autodesk, Inc.	799,675
20,963		Automatic Data Processing, Inc.	1,096,994
6,452	[2]	BMC Software, Inc.	224,272
17,555	[2]	Broadcom Corp.	633,560
17,299		CA, Inc.	374,696
238,777	[4]	Cisco Systems, Inc.	4,424,538
13,993	[2]	Citrix Systems, Inc.	1,019,110
12,273	[2]	Cognizant Technology Solutions Corp.	892,861
7,000		Computer Sciences Corp.	220,220
7,904	[2]	Compuware Corp.	66,789
67,714		Corning, Inc.	967,633
11,837	[2]	Cypress Semiconductor Corp.	226,205
96,439	[2]	Dell, Inc.	1,524,701
91,187	[2]	EMC Corp.	2,234,993
50,419	[2]	eBay, Inc.	1,604,837
31,114	[2]	Electronic Arts, Inc.	726,512
5,877		FLIR Systems, Inc.	154,565
5,943	[2]	F5 Networks, Inc.	617,775
9,061		Fidelity National Information Services, Inc.	237,217
2,155	[2]	First Solar, Inc.	107,254
6,411	[2]	Fiserv, Inc.	377,416
12,265	[2]	Google, Inc.	7,268,730
4,314		Harris Corp.	162,853
Annual Shareholder Report

Shares			Value
101,969		Hewlett-Packard Co.	2,713,395
53,891		IBM Corp.	9,949,895
241,856		Intel Corp.	5,935,146
12,472		Intuit, Inc.	669,372
8,578	[2]	JDS Uniphase Corp.	102,936
8,244		Jabil Circuit, Inc.	169,497
19,543	[2]	Juniper Networks, Inc.	478,217
6,223		KLA-Tencor Corp.	293,041
25,691	[2]	LSI Logic Corp.	160,569
2,915		Lexmark International Group, Class A	92,406
8,317		Linear Technology Corp.	268,722
8,131	[2]	MEMC Electronic Materials, Inc.	48,705
3,893		Mastercard, Inc.	1,351,805
10,909		Microchip Technology, Inc.	394,469
36,967	[2]	Micron Technology, Inc.	206,646
338,513		Microsoft Corp.	9,014,601
4,985		Molex, Inc.	123,080
4,993	[2]	Monster Worldwide, Inc.	46,085
17,721	[2]	Motorola Mobility Holdings, Inc.	688,992
13,686		Motorola, Inc.	642,010
27,499	[2]	NVIDIA Corp.	406,985
15,585	[2]	NetApp, Inc.	638,362
1,873	[2]	NetLogic Microsystems, Inc.	92,152
2,601	[2]	Novellus Systems, Inc.	89,865
173,506		Oracle Corp.	5,685,792
12,387		Paychex, Inc.	360,957
75,179		Qualcomm, Inc.	3,879,236
7,051	[2]	Red Hat, Inc.	350,082
9,900	[2]	SAIC, Inc.	123,057
4,939	[2]	Salesforce.com, Inc.	657,727
8,740	[2]	Sandisk Corp.	442,856
30,238	[2]	Symantec Corp.	514,348
15,802		TE Connectivity Ltd.	561,761
16,912		Tellabs, Inc.	73,229
6,734	[2]	Teradata Corp.	401,750
6,849	[2]	Teradyne, Inc.	98,078
53,252		Texas Instruments, Inc.	1,636,434
6,606		Total System Services, Inc.	131,393
Annual Shareholder Report

Shares			Value
2,682	[2]	Varian Semiconductor Equipment Associates, Inc.	168,349
6,106	[2]	Verisign, Inc.	195,942
22,749		Visa, Inc., Class A	2,121,572
10,556	[2]	Western Digital Corp.	281,212
23,017		Western Union Co.	402,107
57,811		Xerox Corp.	472,894
12,664		Xilinx, Inc.	423,737
46,064	[2]	Yahoo, Inc.	720,441
		TOTAL	101,872,002
		Materials – 3.5%
4,181		AK Steel Holding Corp.	34,828
8,970		Air Products & Chemicals, Inc.	772,676
3,202		Airgas, Inc.	220,778
43,896		Alcoa, Inc.	472,321
3,825		Allegheny Technologies, Inc.	177,480
5,963		Ball Corp.	206,141
7,996		Bemis Co., Inc.	224,767
2,741		CF Industries Holdings, Inc.	444,782
5,369		Cliffs Natural Resources, Inc.	366,273
51,674		Dow Chemical Co.	1,440,671
39,669		Du Pont (E.I.) de Nemours & Co.	1,906,889
5,119		Eastman Chemical Co.	201,125
8,519		Ecolab, Inc.	458,663
3,203		FMC Corp.	252,685
44,359		Freeport-McMoran Copper & Gold, Inc.	1,785,893
11,180		International Flavors & Fragrances, Inc.	677,061
31,431		International Paper Co.	870,639
7,863		MeadWestvaco Corp.	219,456
23,497		Monsanto Co.	1,709,407
10,090		Mosaic Co./The	590,870
2,999		Nalco Holding Co.	113,092
21,218		Newmont Mining Corp.	1,417,999
13,860		Nucor Corp.	523,631
5,910	[2]	Owens-Illinois, Inc.	118,673
7,332		PPG Industries, Inc.	633,558
12,467		Praxair, Inc.	1,267,520
16,155		Sealed Air Corp.	287,559
10,141		Sherwin-Williams Co.	838,762
Annual Shareholder Report

Shares			Value
4,455		Sigma-Aldrich Corp.	291,713
2,780		Temple-Inland, Inc.	88,432
3,073		Titanium Metals Corp.	51,473
5,347		United States Steel Corp.	135,600
4,768		Vulcan Materials Co.	149,191
		TOTAL	18,950,608
		Telecommunication Services – 2.9%
268,001		AT&T, Inc.	7,855,109
16,011	[2]	American Tower Corp.	882,206
29,622		CenturyLink, Inc.	1,044,472
51,499		Frontier Communications Corp.	322,385
10,888	[2]	MetroPCS Communications, Inc.	92,548
109,826	[2]	Sprint Nextel Corp.	282,253
129,148		Verizon Communications, Inc.	4,775,893
31,390		Windstream Corp.	382,016
		TOTAL	15,636,882
		Utilities – 3.5%
23,924	[2]	AES Corp.	268,427
25,768		Ameren Corp.	821,484
20,928		American Electric Power Co., Inc.	822,052
12,267		CMS Energy Corp.	255,399
15,800		CenterPoint Energy, Inc.	329,272
10,922		Consolidated Edison Co.	632,056
8,972		Constellation Energy Group, Inc.	356,188
1,620		DPL, Inc.	49,167
6,210		DTE Energy Co.	323,603
20,753		Dominion Resources, Inc.	1,070,647
60,497		Duke Energy Corp.	1,235,349
11,815		Edison International	479,689
7,446		Entergy Corp.	515,040
29,281		Exelon Corp.	1,299,784
18,916		FirstEnergy Corp.	850,463
3,544		Integrys Energy Group, Inc.	187,513
2,093		NICOR, Inc.	117,731
30,413	[2]	NRG Energy, Inc.	651,447
15,399		NextEra Energy, Inc.	868,504
20,345		NiSource, Inc.	449,421
6,440		Northeast Utilities Co.	222,631
Annual Shareholder Report

Shares			Value
4,706		ONEOK, Inc.	357,891
16,211		P G & E Corp.	695,452
21,149		PPL Corp.	621,146
28,518		Pepco Holdings, Inc.	564,656
6,202		Pinnacle West Capital Corp.	282,687
11,311		Progress Energy, Inc.	589,303
18,390		Public Service Enterprises Group, Inc.	619,743
4,224		SCANA Corp.	178,591
9,478		Sempra Energy	509,253
35,305		Southern Co.	1,525,176
7,863		TECO Energy, Inc.	146,016
8,505		Wisconsin Energy Corp.	275,817
20,235		Xcel Energy, Inc.	523,075
		TOTAL	18,694,673
		TOTAL COMMON STOCKS (IDENTIFIED COST $230,103,172)	519,429,907
		EXCHANGE-TRADED FUND – 0.6%
25,944		SPDR Trust, Series 1 (IDENTIFIED COST $3,085,827)	3,254,675
		WARRANT – 0.0%
		Consumer Discretionary – 0.0%
30,369		Ford Motor Co., Del., Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	102,343
		MUTUAL FUND – 2.5%
13,531,400	[3,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	13,531,400
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $246,872,244)[6]	536,318,325
		OTHER ASSETS AND LIABILITIES - NET — 0.0%[7]	153,803
		TOTAL NET ASSETS — 100%	$536,472,128

SECURITIES SOLD SHORT

Shares		Value
6,747	Exelis Inc.	$76,241
3,373	ITT Corp.	59,129
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $135,342)	$135,370

Annual Shareholder Report

At October 31, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P 500 E-Mini Index Long Futures	23	$1,436,695	December 2011	$100,902
[2] S&P 500 Index Long Futures	46	$14,366,950	December 2011	$644,398
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$745,300

Net Unrealized Appreciation on Futures Contracts and Value of Securities Sold Short is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $15,803,645 at October 31, 2011, which represents 2.9% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 99.8%.
2	Non-income producing security.
3	Affiliated holdings.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-Day net yield.
6	The cost of investments for federal tax purposes amounts to $267,482,720.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.69	$11.65	$15.53	$28.32	$27.23
Income From Investment Operations:
Net investment income	0.08[1]	0.07[1]	0.12[1]	0.17[1]	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	0.77	1.64	0.51	(9.60)	3.10
TOTAL FROM INVESTMENT OPERATIONS	0.85	1.71	0.63	(9.43)	3.25
Less Distributions:
Distributions from net investment income	(0.08)	(0.08)	(0.13)	(0.17)	(0.16)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.71)	(0.67)	(4.51)	(3.38)	(2.16)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$12.83	$12.69	$11.65	$15.53	$28.32
Total Return[3]	6.87%	15.11%	8.55%	(36.87)%[2]	12.91%
Ratios to Average Net Assets:
Net expenses	1.43%	1.43%	1.43%	1.41%	1.40%
Net investment income	0.59%	0.58%	1.14%	0.78%	0.59%
Expense waiver/reimbursement[4]	0.06%	0.07%	0.09%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,402	$31,722	$32,489	$35,288	$75,531
Portfolio turnover	53%	34%	31%	47%	49%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.76	$11.71	$15.58	$28.41	$27.30
Income From Investment Operations:
Net investment income	0.12[1]	0.11[1]	0.15[1]	0.24[1]	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	0.77	1.65	0.53	(9.65)	3.13
TOTAL FROM INVESTMENT OPERATIONS	0.89	1.76	0.68	(9.41)	3.36
Less Distributions:
Distributions from net investment income	(0.12)	(0.12)	(0.17)	(0.23)	(0.25)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.75)	(0.71)	(4.55)	(3.44)	(2.25)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$12.90	$12.76	$11.71	$15.58	$28.41
Total Return[3]	7.18%	15.51%	8.94%	(36.72)%[2]	13.29%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.91%	0.91%	1.42%	1.11%	0.88%
Expense waiver/reimbursement[4]	0.06%	0.06%	0.09%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,474	$30,980	$25,796	$21,739	$73,702
Portfolio turnover	53%	34%	31%	47%	49%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.82	$11.76	$15.62	$28.48	$27.36
Income From Investment Operations:
Net investment income	0.22[1]	0.20[1]	0.24[1]	0.40[1]	0.45
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	0.77	1.66	0.53	(9.67)	3.12
TOTAL FROM INVESTMENT OPERATIONS	0.99	1.86	0.77	(9.27)	3.57
Less Distributions:
Distributions from net investment income	(0.22)	(0.21)	(0.25)	(0.40)	(0.45)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.85)	(0.80)	(4.63)	(3.61)	(2.45)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$12.96	$12.82	$11.76	$15.62	$28.48
Total Return[3]	7.96%	16.38%	9.78%	(36.23)%[2]	14.13%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.67%	1.65%	2.24%	1.84%	1.63%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.10%	0.07%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,164	$208,399	$170,766	$215,731	$651,327
Portfolio turnover	53%	34%	31%	47%	49%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$12.77	$11.71	$15.58	$28.41	$27.30
Income From Investment Operations:
Net investment income	0.18[1]	0.16[1]	0.20[1]	0.33[1]	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, short sales and foreign currency transactions	0.76	1.66	0.52	(9.64)	3.12
TOTAL FROM INVESTMENT OPERATIONS	0.94	1.82	0.72	(9.31)	3.47
Less Distributions:
Distributions from net investment income	(0.18)	(0.17)	(0.21)	(0.33)	(0.36)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)
TOTAL DISTRIBUTIONS	(0.81)	(0.76)	(4.59)	(3.54)	(2.36)
Regulatory Settlement Proceeds	—	—	—	0.02[2]	—
Net Asset Value, End of Period	$12.90	$12.77	$11.71	$15.58	$28.41
Total Return[3]	7.59%	16.10%	9.42%	(36.41)%[2]	13.78%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.35%	1.36%	1.90%	1.54%	1.33%
Expense waiver/reimbursement[4]	0.38%	0.38%	0.41%	0.32%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$287,432	$231,807	$227,316	$235,167	$490,722
Portfolio turnover	53%	34%	31%	47%	49%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2011

Assets:
Total investments in securities, at value including $13,596,722 of investments in affiliated holdings (Note 5) (identified cost $246,872,244)		$536,318,325
Cash		1,032
Restricted cash (Note 2)		1,154,000
Income receivable		618,237
Receivable for investments sold		637,438
Receivable for shares sold		405,155
TOTAL ASSETS		539,134,187
Liabilities:
Securities sold short, at value (proceeds $135,342)	$135,370
Payable for investments purchased	498,000
Payable for shares redeemed	1,340,885
Payable for daily variation margin	406,350
Payable for transfer and dividend disbursing agent fees and expenses	106,500
Payable for Directors'/Trustees' fees	223
Payable for distribution services fee (Note 5)	42,265
Payable for shareholder services fee (Note 5)	69,533
Accrued expenses	62,933
TOTAL LIABILITIES		2,662,059
Net assets for 41,526,659 shares outstanding		$536,472,128
Net Assets Consist of:
Paid-in capital		$257,122,890
Net unrealized appreciation of investments, futures contracts and short sales		290,191,353
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(10,953,562)
Undistributed net investment income		111,447
TOTAL NET ASSETS		$536,472,128
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($29,402,084 ÷ 2,292,054 shares outstanding), no par value, unlimited shares authorized	$12.83
Offering price per share	$12.83
Redemption proceeds per share (99.00/100 of $12.83)	$12.70
Class R Shares:
Net asset value per share ($32,473,883 ÷ 2,516,888 shares outstanding), no par value, unlimited shares authorized	$12.90
Institutional Shares:
Net asset value per share ($187,164,013 ÷ 14,439,465 shares outstanding), no par value, unlimited shares authorized	$12.96
Service Shares:
Net asset value per share ($287,432,148 ÷ 22,278,252 shares outstanding), no par value, unlimited shares authorized	$12.90

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended October 31, 2011

Investment Income:
Dividends (including $32,538 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $213)		$11,614,377
Interest		6,560
TOTAL INCOME		11,620,937
Expenses:
Management fee (Note 5)	$1,732,156
Custodian fees	118,143
Transfer and dividend disbursing agent fees and expenses (Note 2)	571,929
Directors'/Trustees' fees	10,488
Auditing fees	22,525
Legal fees	6,032
Portfolio accounting fees	147,284
Distribution services fee (Note 5)	1,319,869
Shareholder services fee (Note 5)	822,857
Account administration fee (Note 2)	20,638
Share registration costs	64,016
Printing and postage	52,872
Insurance premiums	5,099
Miscellaneous	34,958
TOTAL EXPENSES	4,928,866
Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(361,546)
Waiver of distribution services fee (Note 5)	(765,432)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(249,038)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,376,016)
Net expenses			$3,552,850
Net investment income			8,068,087
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions:
Net realized gain/loss on investments and foreign currency transactions			8,520,400
Net realized gain on futures contracts			810,352
Net change in unrealized appreciation of investments			22,375,322
Net change in unrealized appreciation of futures contracts			121,091
Net change in unrealized depreciation of short sales			(28)
Net realized and unrealized gain on investments, futures contracts, short sales and foreign currency transactions			31,827,137
Change in net assets resulting from operations			$39,895,224

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,068,087	$6,522,496
Net realized gain on investments, futures contracts and foreign currency transactions	9,330,752	31,001,519
Net change in unrealized appreciation/depreciation of investments, futures contracts, short sales and translation of assets and liabilites in foreign currency	22,496,385	34,797,958
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,895,224	72,321,973
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(181,556)	(215,656)
Class R Shares	(292,986)	(285,755)
Institutional Shares	(3,350,130)	(3,088,320)
Service Shares	(4,223,910)	(3,315,659)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class C Shares	(1,568,488)	(1,640,357)
Class R Shares	(1,527,804)	(1,291,207)
Institutional Shares	(10,066,143)	(8,513,387)
Service Shares	(14,732,888)	(11,320,879)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(35,943,905)	(29,671,220)
Share Transactions:
Proceeds from sale of shares	211,309,478	111,654,754
Net asset value of shares issued to shareholders in payment of distributions declared	30,506,415	26,485,694
Cost of shares redeemed	(212,203,594)	(134,248,764)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,612,299	3,891,684
Change in net assets	33,563,618	46,542,437
Net Assets:
Beginning of period	502,908,510	456,366,073
End of period (including undistributed net investment income of $111,447 and $92,881, respectively)	$536,472,128	$502,908,510

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

October 31, 2011

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the year ended October 31, 2011, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class C Shares	$37,057	$ —	$3,131
Class R Shares	92,849	—	—
Institutional Shares	130,611	(52,906)	—
Service Shares	311,412	(196,132)	17,507
TOTAL	$571,929	$(249,038)	$20,638

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional amount of long futures contracts held by the Fund throughout the period was $17,622,121. This is based on amounts held as of each month-end throughout the fiscal period.

Short Sales

In a short sale, the Fund sells a security it does not own. To more accurately replicate the performance of the broad-based securities market index, the Fund will execute sell transactions in advance of the settlement of securities to be received as a result of an impending corporate action.

Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$745,300*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$810,352
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$121,091

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2011		2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	466,284	$6,072,723	411,911	$4,961,082
Shares issued to shareholders in payment of distributions declared	125,049	1,565,659	142,101	1,685,436
Shares redeemed	(798,330)	(10,379,937)	(843,580)	(10,127,744)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(206,997)	$(2,741,555)	(289,568)	$(3,481,226)
Year Ended October 31	2011		2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	877,940	$11,431,432	1,011,452	$12,093,268
Shares issued to shareholders in payment of distributions declared	143,764	1,813,392	131,783	1,574,401
Shares redeemed	(931,914)	(12,212,691)	(918,586)	(11,118,302)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	89,790	$1,032,133	224,649	$2,549,367
Year Ended October 31	2011		2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,004,742	$39,864,781	4,606,458	$55,317,600
Shares issued to shareholders in payment of distributions declared	666,498	8,469,807	740,728	8,898,455
Shares redeemed	(5,487,083)	(72,420,662)	(3,614,701)	(44,417,624)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,815,843)	$(24,086,074)	1,732,485	$19,798,431
Year Ended October 31	2011		2010
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,603,379	$153,940,542	3,228,763	$39,282,804
Shares issued to shareholders in payment of distributions declared	1,476,173	18,657,557	1,198,207	14,327,402
Shares redeemed	(8,959,464)	(117,190,304)	(5,677,741)	(68,585,094)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	4,120,088	$55,407,795	(1,250,771)	$(14,974,888)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,187,038	$29,612,299	416,795	$3,891,684

Annual Shareholder Report

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and foreign currency transactions.

For the year ended October 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(658,305)	$(939)	$659,244

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income[1]	$13,131,407	$6,905,390
Long-term capital gains	$22,812,498	$22,765,830
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$4,794,485
Undistributed long-term capital gains	$5,719,176
Net unrealized appreciation	$268,835,577
2	For tax purposes, short-term capital gains are treated as ordinary income for distribution purposes.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and return of capital adjustments.

At October 31, 2011, the cost of investments for federal tax purposes was $267,482,720. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $268,835,605. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $274,053,926 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,218,321.

Annual Shareholder Report

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2011, the Manager voluntarily waived $342,883 of its fee. In addition, an affiliate of the Manager reimbursed $249,038 of transfer and dividend disbursing agent fees and expenses.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2011, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$238,334	$ —
Class R Shares	161,376	—
Service Shares	920,159	(765,432)
TOTAL	$1,319,869	$(765,432)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2011, FSC retained $246,514 of fees paid by the Fund.

Annual Shareholder Report

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2011, FSC retained $621 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2011, Service Fees for the Fund were as follows:

Service Fees Incurred
Class C Shares	$75,881
Service Shares	746,976
TOTAL	$822,857

For the year ended October 31, 2011, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2011, the Manager reimbursed $18,663. Transactions involving the affiliated holdings during the year ended October 31, 2011, were as follows:

	Federated Investors, Inc.	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2010	4,938	7,425,034	7,429,972
Purchases/Additions	1,896	208,227,509	208,229,405
Sales/Reductions	3,491	202,121,143	202,124,634
Balance of Shares Held 10/31/2011	3,343	13,531,400	13,534,743
Value	$65,322	$13,531,400	$13,596,722
Dividend Income	$4,125	$28,413	$32,538

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2011, were as follows:

Purchases	$299,686,008
Sales	$300,746,104

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2011, there were no outstanding loans. During the year ended October 31, 2011, the program was not utilized.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

Annual Shareholder Report

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2011, the amount of long-term capital gains designated by the Fund was $22,812,498.

For the fiscal year ended October 31, 2011, 74.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2011, 75.1% qualify for the dividend received deduction available to corporate shareholders.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:

We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2011

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$923.30	$6.93
Class R Shares	$1,000	$924.00	$5.33
Institutional Shares	$1,000	$927.90	$1.70
Service Shares	$1,000	$926.10	$3.16
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.00	$7.27
Class R Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,023.44	$1.79
Service Shares	$1,000	$1,021.93	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Service Shares	0.65%

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund, both charitable nonprofit organizations.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated max-cap index fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was Annual Shareholder Report included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in Annual Shareholder Report the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the one and three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common Annual Shareholder Report industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E502
Cusip 31420E809
Cusip 31420E106
Cusip 31420E403

29454 (12/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Annual Shareholder Report
October 31, 2011

Share Class	Ticker
Service*	FDMCX

*formerly, Institutional Service Shares

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Management's Discussion of Fund Performance (unaudited)

The Fund produced a total return of 7.95%, based on net asset value, during the 12-month reporting period ended October 31, 2011. The Standard and Poor's MidCap 400 Index (the “S&P 400”),1 a broad-based securities market index, posted a total return of 8.55% for the same period. The total return of the Fund's shares reflects the impact of actual cash flows, transaction costs and other expenses.

Market Overview

At the start of the reporting period, the global economy appeared to be solidly in recovery mode and investors were optimistic as the U.S. Federal Reserve (the “Fed”) launched its second round of quantitative easing. Stock markets rallied despite the ongoing sovereign debt problems in Europe and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward (pushing prices down), especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter of 2010. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles burgeoned.

Early 2011 saw spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industrial supply chains and concerns mounted regarding U.S. debt and deficit issues. Nevertheless, equities generally performed well early in the year as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors increased their risk tolerance.

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However, the environment changed dramatically in the middle of the second quarter of 2011. Markets dropped sharply in May when fears mounted over the possibility of Greece defaulting on its debt, rekindling fears about the broader sovereign debt crisis. Concurrently, economic data signaled that the recovery had slowed in the U.S. and other developed nations. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, Standard & Poor's downgraded the U.S. government's credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default. Financial problems intensified in Italy and Spain and both countries faced credit rating downgrades. Debt worries spread to the core European nations of France and Germany, and the entire euro-zone banking system came under intense pressure. Late in the summer, economic data out of the United States and Europe grew increasingly bleak while China and other emerging economies began to show signs of slowing growth. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as U.S. Treasuries, gold and the Swiss franc skyrocketed.

October brought enough positive economic data to assuage fears of a double-dip recession in the U.S. and corporate earnings continued to be strong. Additionally, European policymakers demonstrated an increased willingness to unite in their struggle to resolve the region's debt and banking crisis. These encouraging developments brought many investors back from the sidelines and risk assets rallied through the month, albeit with large daily swings as investor reactions to news from Europe vacillated between faith and skepticism.

Overall, lower-risk investments including U.S. Treasuries, municipal securities and investment grade credits posted gains for the 6- and 12-month periods ended October 31, 2011. Risk assets, including equities and high yield debt, broadly declined over the six months, however U.S. stocks and high yield bonds remained in positive territory on a 12-month basis. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

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FUND PERFORMANCE

Against this backdrop, 8 of the 10 sectors2 within the S&P 400 recorded positive returns during the period. Consumer Staples led the way, advancing 31.61%, trailed by Consumer Discretionary up 14.96% and Utilities up 14.89%. The Telecommunications sector posted the weakest results, returning -15.85%. Consumer Discretionary stock Dollar Tree Inc., Green Mountain Coffee (Consumer Staples), Joy Global (Industrials), Edwards Lifesciences Corp. (Health Care), and Hansen Natural Corp. (Consumer Staples), posted the strongest contributions to the index, while Cree Inc. (Information Technology), Forest Oil Corp. (Energy) and Jefferies Group Inc. (Financials) contributed the least for the period.

The Fund invests in a stock-based strategy that also utilizes S&P 400 futures to provide equity exposure on the Fund's cash balances. While over the long term this strategy anticipates that the S&P 400 futures will mirror the performance of the S&P 400, pricing disparity can occur in the short term and the Fund can benefit from or be harmed by trading futures instead of stocks when money moves in or out of the Fund. During the reporting period, the trading of futures contracts had a negligible impact on the Fund's performance.

1	The S&P 400 is a market-capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and investments cannot be made in an index. “Standard & Poor's,” “S&P® ,” “S&P MidCap 400 Index” and “Standard and Poor's MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance.
2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund (the “Fund”) from October 31, 2001 to October 31, 2011 compared to the S&P MidCap 400 Index (S&P 400).2

Average Annual Total Returns for the Period Ended 10/31/2011

Share Class	1 Year	5 Years	10 Years
Service Shares	7.95%	3.63%	7.92%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment – Service ShareS

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 400 is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)

At October 31, 2011, the Fund's sector composition1 for its equity securities investments was follows:

Sector	Percentage of Total Net Assets
Financials	18.4%
Information Technology	16.5%
Industrials	15.2%
Consumer Discretionary	14.0%
Health Care	11.0%
Energy	6.7%
Materials	6.4%
Utilities	6.1%
Consumer Staples	4.2%
Telecommunication Services	0.4%
Securities Lending Collateral[2]	3.4%
Cash Equivalents[3]	1.4%
Derivative Contracts[4]	0.1%
Other Assets and Liabilities — Net[5]	(3.8)%
TOTAL	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 99.9%.
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Portfolio of Investments

October 31, 2011

Shares			Value
		COMMON STOCKS – 98.9%[1]
		Consumer Discretionary – 14.0%
40,130	[2]	99 Cents Only Stores	874,834
48,266	[2]	AMC Networks, Inc.	1,574,437
66,325		Aaron's, Inc.	1,774,857
62,169		Advance Auto Parts, Inc.	4,045,337
68,657	[2,3]	Aeropostale, Inc.	937,855
164,121		American Eagle Outfitters, Inc.	2,154,909
34,381		American Greetings Corp., Class A	550,440
44,242	[2]	Ann Inc.	1,178,607
57,851	[2]	Ascena Retail Group, Inc.	1,671,894
37,431	[2]	Bally Technologies, Inc.	1,357,622
34,678	[2,3]	Barnes & Noble, Inc.	425,499
25,770		Bob Evans Farms, Inc.	847,833
92,300	[2]	BorgWarner, Inc.	7,060,027
69,621		Brinker International, Inc.	1,594,321
50,738	[2]	Career Education Corp.	818,404
47,443	[2]	Cheesecake Factory, Inc.	1,327,930
144,997		Chicos Fas, Inc.	1,792,163
51,004	[2]	Collective Brands, Inc.	745,168
32,484	[2]	Deckers Outdoor Corp.	3,743,456
81,162	[2]	Dick's Sporting Goods, Inc.	3,172,623
102,742	[2]	Dollar Tree, Inc.	8,215,250
59,779	[2]	Dreamworks Animation SKG, Inc.	1,108,900
128,802		Foot Locker, Inc.	2,815,612
44,657	[2]	Fossil, Inc.	4,629,145
120,517		Gentex Corp.	3,629,972
56,324		Guess?, Inc.	1,858,129
81,976	[2]	Hanesbrands, Inc.	2,161,707
17,067	[2]	ITT Educational Services, Inc.	1,057,471
24,013		International Speedway Corp., Class A	572,950
61,947		KB HOME	431,771
123,306	[2]	LKQ Corp.	3,598,069
49,412	[2,3]	Lamar Advertising Co.	1,111,276
35,644	[2]	Life Time Fitness, Inc.	1,537,326
31,619		M.D.C. Holdings, Inc.	708,266
24,618		Matthews International Corp., Class A	865,076
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Shares			Value
31,552		Meredith Corp.	846,540
48,111	[2]	Mohawk Industries, Inc.	2,533,044
4,581	[2]	NVR, Inc.	2,944,438
102,141	[2]	New York Times Co., Class A	778,314
235,811	[2]	Office Depot, Inc.	540,007
56,886		PVH Corp.	4,232,887
25,623	[2]	Panera Bread Co.	3,425,539
94,937		PetSmart, Inc.	4,457,292
58,214		Polaris Industries, Inc., Class A	3,687,275
84,021		RadioShack Corp.	1,000,690
49,136		Regis Corp.	803,865
51,906		Rent-A-Center, Inc.	1,772,590
37,642		Ryland Group, Inc.	508,167
134,731	[2,3]	Saks, Inc.	1,424,107
21,302		Scholastic Corp.	571,959
48,873	[2]	Scientific Games Holdings Corp.	424,706
199,571		Service Corp. International	1,995,710
56,885		Sothebys Holdings, Inc., Class A	2,003,490
10,167		Strayer Education, Inc.	866,330
253,520		The Wendy's Co.	1,282,811
37,724		Thor Industries, Inc.	997,423
124,376	[2]	Toll Brothers, Inc.	2,169,117
60,130		Tractor Supply Co.	4,265,622
51,038		Tupperware Brands Corp.	2,885,688
30,855	[2,3]	Under Armour, Inc., Class A	2,604,470
39,668	[2]	Valassis Communications, Inc.	774,716
46,928	[2]	WMS Industries, Inc.	1,028,192
36,206	[2]	Warnaco Group, Inc.	1,777,715
40,053		Wiley (John) & Sons, Inc., Class A	1,904,921
88,011		Williams-Sonoma, Inc.	3,303,933
		TOTAL	129,760,694
		Consumer Staples – 4.2%
120,893		Church and Dwight, Inc.	5,341,053
64,793		Corn Products International, Inc.	3,142,460
57,974	[2]	Energizer Holdings, Inc.	4,277,901
95,448		Flowers Foods, Inc.	1,927,095
108,311	[2,3]	Green Mountain Coffee, Inc.	7,042,381
64,936	[2]	Hansen Natural Corp.	5,785,148
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Shares			Value
16,847		Lancaster Colony Corp.	1,120,662
46,427	[2]	Ralcorp Holdings, Inc.	3,753,159
41,443		Ruddick Corp.	1,811,474
138,953	[2]	Smithfield Foods, Inc.	3,176,466
21,215		Tootsie Roll Industries, Inc.	525,496
19,694		Universal Corp.	843,297
		TOTAL	38,746,592
		Energy – 6.7%
179,431		Arch Coal, Inc.	3,269,233
47,569	[2]	Atwood Oceanics, Inc.	2,033,099
40,088	[2]	Bill Barrett Corp.	1,667,661
16,790		Carbo Ceramics, Inc.	2,280,921
72,129		Cimarex Energy Co.	4,616,256
40,501	[2]	Comstock Resources, Inc.	738,738
67,194	[2]	Dresser-Rand Group, Inc.	3,252,189
29,088	[2]	Dril-Quip, Inc.	1,893,629
60,696		Energen Corp.	2,977,746
54,385	[2]	Exterran Holdings, Inc.	516,657
96,510	[2]	Forest Oil Corp.	1,125,306
89,213	[2]	Helix Energy Solutions Group, Inc.	1,611,187
177,015		HollyFrontier Corp.	5,432,590
53,281	[2]	Northern Oil and Gas, Inc.	1,287,802
91,393		Oceaneering International, Inc.	3,822,969
43,301	[2]	Oil States International, Inc.	3,014,183
76,905	[2]	Patriot Coal Corp.	965,927
131,218		Patterson-UTI Energy, Inc.	2,666,350
118,732	[2]	Plains Exploration & Production Co.	3,740,058
101,120	[2]	Quicksilver Resources, Inc.	778,624
53,669		SM Energy Co.	4,449,697
105,045		Southern Union Co.	4,415,041
67,214	[2]	Superior Energy Services, Inc.	1,890,058
43,694		Tidewater, Inc.	2,151,056
34,928	[2]	Unit Corp.	1,713,568
		TOTAL	62,310,545
		Financials – 18.4%
43,835	[2]	Affiliated Managers Group	4,059,559
52,224		Alexandria Real Estate Equities, Inc.	3,451,484
58,614		American Campus Communities, Inc.	2,281,843
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Shares			Value
66,095		American Financial Group, Inc.	2,368,184
165,377		Apollo Investment Corp.	1,369,322
59,652		Aspen Insurance Holdings Ltd.	1,580,181
146,016		Associated Banc-Corp.	1,628,078
70,910		Astoria Financial Corp.	588,553
62,985		BRE Properties, Inc., Class A	3,156,808
61,164		Bancorpsouth, Inc.	597,572
39,678		Bank of Hawaii Corp.	1,675,602
95,581		Berkley, W. R. Corp.	3,327,175
97,486		Brown & Brown	2,152,491
59,974		Camden Property Trust	3,636,823
66,862		Cathay Bancorp, Inc.	935,399
39,419		City National Corp.	1,672,154
65,092		Commerce Bancshares, Inc.	2,525,570
60,649		Corporate Office Properties Trust	1,470,738
87,337		Cousins Properties, Inc.	572,931
51,573		Cullen Frost Bankers, Inc.	2,529,140
212,865		Duke Realty Corp.	2,613,982
125,400		East West Bancorp, Inc.	2,441,538
98,800	[3]	Eaton Vance Corp.	2,597,452
50,205		Equity One, Inc.	861,016
27,556		Essex Property Trust, Inc.	3,933,895
45,767		Everest Re Group Ltd.	4,115,369
52,915		Federal Realty Investment Trust	4,696,735
188,198		Fidelity National Financial, Inc., Class A	2,905,777
248,304		First Niagara Financial Group, Inc.	2,281,914
91,987		FirstMerit Corp.	1,288,738
168,242		Fulton Financial Corp.	1,588,204
94,848		Gallagher (Arthur J.) & Co.	2,930,803
24,605		Greenhill & Co., Inc.	929,577
92,628		HCC Insurance Holdings, Inc.	2,464,831
48,512		Hancock Holding Co.	1,469,914
38,283		Hanover Insurance Group, Inc.	1,460,879
61,841		Highwoods Properties, Inc.	1,915,834
39,582		Home Properties, Inc.	2,331,380
103,957		Hospitality Properties Trust	2,498,087
44,919		International Bancshares Corp.	813,932
124,429		Jefferies Group, Inc.	1,649,929
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Shares			Value
36,615		Jones Lang LaSalle, Inc.	2,366,061
42,350		Kemper Corp.	1,138,791
97,398		Liberty Property Trust	3,116,736
111,140		Macerich Co. (The)	5,530,326
73,303		Mack-Cali Realty Corp.	2,056,882
30,535		Mercury General Corp.	1,322,165
368,346		New York Community Bancorp, Inc.	4,902,685
215,040		Old Republic International Corp.	1,900,954
86,947		Omega Healthcare Investors	1,544,179
33,840		Potlatch Corp.	1,099,123
39,486		Prosperity Bancshares, Inc.	1,519,816
71,316		Protective Life Corp.	1,326,478
86,448		Raymond James Financial, Inc.	2,625,426
102,581		Rayonier, Inc.	4,280,705
106,835		Realty Income Corp.	3,569,357
75,707		Regency Centers Corp.	3,100,959
62,393		Reinsurance Group of America	3,258,786
126,215		SEI Investments Co.	2,043,421
72,003		SL Green Realty Corp.	4,967,487
36,435	[2]	SVB Financial Group	1,673,824
135,383		Senior Housing Properties Trust	3,037,995
37,508		StanCorp Financial Group, Inc.	1,273,022
673,961		Synovus Financial Corp.	1,010,942
135,132		TCF Financial Corp.	1,437,804
48,791		Taubman Centers, Inc.	2,987,473
52,616		Transatlantic Holdings, Inc.	2,738,137
54,112		Trustmark Corp.	1,198,040
184,482		UDR, Inc.	4,599,136
143,151		Valley National Bancorp	1,717,812
72,477		Waddell & Reed Financial, Inc., Class A	2,009,787
92,869		Washington Federal, Inc.	1,267,662
61,914		Webster Financial Corp. Waterbury	1,215,991
101,753		Weingarten Realty Investors	2,361,687
24,018		WestAmerica Bancorp.	1,076,487
		TOTAL	170,645,529
		Health Care – 11.0%
158,280	[2]	Allscripts Healthcare Solutions, Inc.	3,031,062
41,807	[2]	Amerigroup Corp.	2,325,724
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Shares			Value
16,542	[2]	Bio-Rad Laboratories, Inc., Class A	1,646,756
41,997	[2]	Catalyst Health Solutions, Inc.	2,308,575
43,247	[2]	Charles River Laboratories International, Inc.	1,396,013
78,492	[2]	Community Health Systems, Inc.	1,372,040
40,228		Cooper Cos., Inc.	2,787,800
51,151	[2]	Covance, Inc.	2,594,890
98,176	[2]	Endo Pharmaceuticals Holdings, Inc.	3,172,067
156,030		Exelis, Inc.	1,763,139
40,573	[2]	Gen-Probe, Inc.	2,438,437
215,087	[2]	Health Management Association, Class A	1,884,162
75,015	[2]	Health Net, Inc.	2,084,667
77,820	[2]	Henry Schein, Inc.	5,394,482
53,181		Hill-Rom Holdings, Inc.	1,790,604
220,739	[2]	Hologic, Inc.	3,558,313
47,867	[2]	IDEXX Laboratories, Inc.	3,445,945
52,497	[2]	Kinetic Concepts, Inc.	3,590,270
43,788	[2]	LifePoint Hospitals, Inc.	1,692,844
78,666		Lincare Holdings, Inc.	1,852,584
41,104	[2]	MEDNAX Inc.	2,704,643
50,786	[2]	Masimo Corp.	1,050,255
53,417		Medicis Pharmaceutical Corp., Class A	2,045,337
26,849	[2]	Mettler-Toledo International, Inc.	4,124,006
97,519		Omnicare, Inc.	2,908,017
53,691		Owens & Minor, Inc.	1,606,435
78,168		Perrigo Co.	7,057,007
96,167		Pharmaceutical Product Development, Inc.	3,172,549
127,599	[2,3]	ResMed, Inc.	3,611,052
49,907		Steris Corp.	1,546,119
31,226		Techne Corp.	2,148,349
34,303		Teleflex, Inc.	2,053,378
50,385	[2]	Thoratec Laboratories Corp.	1,839,556
43,761	[2]	United Therapeutics Corp.	1,913,669
82,334		Universal Health Services, Inc., Class B	3,290,890
72,919	[2]	VCA Antech, Inc.	1,481,714
175,275	[2]	Vertex Pharmaceuticals, Inc.	6,939,137
36,159	[2]	Wellcare Health Plans, Inc.	1,772,153
		TOTAL	101,394,640
Annual Shareholder Report
11

Shares			Value
		Industrials – 15.2%
81,293	[2]	AGCO Corp.	3,563,072
135,976		AMETEK, Inc.	5,373,771
36,495		Acuity Brands, Inc.	1,689,718
100,584	[2]	Aecom Technology Corp.	2,104,217
30,437	[2]	Alaska Air Group, Inc.	2,024,974
35,109		Alexander and Baldwin, Inc.	1,457,375
27,745		Alliant Techsystems, Inc.	1,611,430
86,867	[2]	BE Aerospace, Inc.	3,277,492
39,607		Brinks Co. (The)	1,100,679
51,996		Carlisle Cos., Inc.	2,169,273
39,776	[2]	Clean Harbors, Inc.	2,317,748
47,101		Con-way, Inc.	1,388,066
47,504	[2]	Copart, Inc.	2,068,799
29,339		Corporate Executive Board Co.	1,073,514
90,250	[2]	Corrections Corp. of America	2,006,257
41,128		Crane Co.	1,814,156
42,974		Deluxe Corp.	1,015,046
63,577		Donaldson Co., Inc.	4,072,107
25,860	[2]	Esterline Technologies Corp.	1,445,574
34,992	[2]	FTI Consulting, Inc.	1,379,035
130,069	[2]	Fortune Brands Home & Security, Inc.	1,889,903
39,418		GATX Corp.	1,497,096
44,063		Gardner Denver, Inc.	3,407,392
43,927	[2]	General Cable Corp.	1,231,713
51,240	[3]	Graco, Inc.	2,200,246
29,427		Granite Construction, Inc.	662,107
38,048		HNI Corp.	915,054
67,966		Harsco Corp.	1,566,616
50,563		Hubbell, Inc., Class B	3,023,162
78,001		Hunt (J.B.) Transportation Services, Inc.	3,300,222
41,095	[2]	Huntington Ingalls Industries, Inc.	1,212,302
69,959		IDEX Corp.	2,480,047
78,015		ITT Corp.	1,367,603
172,855	[2,3]	Jet Blue Airways Corp.	774,390
126,975		KBR, Inc.	3,543,872
92,474	[2]	Kansas City Southern Industries, Inc.	5,841,583
68,424		Kennametal, Inc.	2,661,009
46,860	[2]	Kirby Corp.	2,883,764
Annual Shareholder Report
12

Shares			Value
39,931	[2]	Korn/Ferry International	637,698
40,181		Landstar System, Inc.	1,793,278
44,812		Lennox International, Inc.	1,442,498
70,907		Lincoln Electric Holdings	2,581,015
39,356		MSC Industrial Direct Co.	2,676,602
68,991		Manpower, Inc.	2,976,272
49,088		Miller Herman, Inc.	1,013,667
25,907		Mine Safety Appliances Co.	869,180
50,210		Nordson Corp.	2,328,238
76,781	[2]	OshKosh Truck Corp.	1,601,652
83,168	[3]	Pentair, Inc.	2,989,890
34,962		Regal Beloit Corp.	1,857,531
54,551		Rollins, Inc.	1,188,121
43,035		SPX Corp.	2,350,141
60,834	[2]	Shaw Group, Inc.	1,414,999
92,291	[2]	Terex Corp.	1,535,722
44,242	[2]	Thomas & Betts Corp.	2,198,385
71,140		Timken Co.	2,996,417
44,342		Towers Watson & Company	2,913,269
67,504		Trinity Industries, Inc.	1,840,834
32,216		Triumph Group, Inc.	1,871,750
67,106	[2]	URS Corp.	2,395,684
86,537		UTI Worldwide, Inc.	1,264,306
53,141	[2,3]	United Rentals, Inc.	1,244,031
18,944		Valmont Industries, Inc.	1,624,448
40,630		Wabtec Corp.	2,729,523
95,183		Waste Connections, Inc.	3,240,981
23,858		Watsco, Inc.	1,471,084
37,754		Werner Enterprises, Inc.	894,770
50,491		Woodward Governor Co.	1,710,635
		TOTAL	141,063,005
		Information Technology – 16.5%
28,416	[2]	ACI Worldwide, Inc.	871,519
90,077	[2,3]	AOL Inc.	1,271,887
69,016	[2]	Acxiom Corp.	910,321
54,259		Adtran, Inc.	1,823,102
27,864	[2]	Advent Software, Inc.	763,474
42,877	[2,3]	Alliance Data Systems Corp.	4,392,320
Annual Shareholder Report
13

Shares			Value
77,667	[2]	Ansys, Inc.	4,221,978
96,769	[2]	Arrow Electronics, Inc.	3,488,522
392,265	[2]	Atmel Corp.	4,142,318
128,675	[2]	Avnet, Inc.	3,900,139
104,042		Broadridge Financial Solutions	2,314,935
81,762	[2]	CIENA Corp.	1,077,623
226,605	[2]	Cadence Design Systems, Inc.	2,508,517
39,102	[2]	Concur Technologies, Inc.	1,819,025
101,056	[2]	Convergys Corp.	1,081,299
89,607	[2]	CoreLogic, Inc.	1,090,517
97,430	[2,3]	Cree, Inc.	2,595,535
144,921	[2]	Cypress Semiconductor Corp.	2,769,440
29,782		DST Systems, Inc.	1,494,759
54,066		Diebold, Inc.	1,745,250
33,726	[2]	Digital River, Inc.	618,198
39,607	[2]	Equinix, Inc.	3,802,668
38,650		FactSet Research Systems	3,842,583
32,516		Fair Isaac & Co., Inc.	889,313
107,519	[2]	Fairchild Semiconductor International, Inc., Class A	1,609,559
88,711		First American Financial Corp.	1,064,532
81,355	[2]	Gartner Group, Inc., Class A	3,133,795
67,649		Global Payments, Inc.	3,106,442
72,753		Henry Jack & Associates, Inc.	2,357,925
89,939	[2]	Informatica Corp.	4,092,224
132,577	[2]	Ingram Micro, Inc., Class A	2,370,477
123,091	[2]	Integrated Device Technology, Inc.	748,393
59,279	[2]	International Rectifier Corp.	1,439,887
105,995		Intersil Holding Corp.	1,268,760
34,269	[2]	Itron, Inc.	1,260,757
104,236	[2]	Lam Research Corp.	4,481,106
71,058		Lender Processing Services	1,247,068
68,040	[2]	MICROS Systems Corp.	3,348,929
101,440	[2]	MSCI, Inc., Class A	3,387,082
19,562		ManTech International Corp., Class A	687,213
78,580	[2]	Mentor Graphics Corp.	892,669
132,458	[2]	NCR Corp.	2,522,000
77,987		National Instruments Corp.	2,083,033
63,225	[2]	NeuStar, Inc., Class A	2,009,923
Annual Shareholder Report
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Shares			Value
98,891	[2]	Parametric Technology Corp.	2,059,900
39,324		Plantronics, Inc.	1,313,815
148,938	[2]	Polycom, Inc.	2,461,945
87,525	[2]	Qlogic Corp.	1,222,724
49,183	[2]	Quest Software, Inc.	865,129
232,718	[2]	RF Micro Devices, Inc.	1,708,150
86,823	[2]	Rackspace Hosting, Inc.	3,593,604
130,961	[2]	Riverbed Technology, Inc.	3,611,904
93,690	[2]	Rovi Corp.	4,641,403
55,046	[2]	Semtech Corp.	1,344,223
37,268	[2,3]	Silicon Laboratories, Inc.	1,593,207
156,859	[2]	Skyworks Solutions, Inc.	3,107,377
59,750		Solera Holdings, Inc.	3,264,143
121,304	[2]	Synopsys, Inc.	3,252,160
36,549	[2]	Tech Data Corp.	1,797,480
137,326	[2]	Tibco Software, Inc.	3,967,348
103,406	[2]	Trimble Navigation Ltd.	4,178,636
69,904	[2]	ValueClick, Inc.	1,230,310
63,505	[2]	Varian Semiconductor Equipment Associates, Inc.	3,986,209
87,347	[2]	Verifone Systems, Inc.	3,686,917
132,342	[2]	Vishay Intertechnology, Inc.	1,422,677
45,352	[2]	Zebra Technologies Corp., Class A	1,620,880
		TOTAL	152,477,157
		Materials – 6.4%
77,254		Albemarle Corp.	4,116,866
56,230		Aptargroup, Inc.	2,697,353
65,796		Ashland, Inc.	3,484,556
55,080		Cabot Corp.	1,662,314
37,191		Carpenter Technology Corp.	2,109,474
97,288		Commercial Metals Corp.	1,209,290
27,706		Compass Minerals International, Inc.	2,107,595
41,802		Cytec Industries, Inc.	1,867,295
33,751		Domtar, Corp.	2,764,544
25,905		Greif, Inc., Class A	1,160,026
44,398	[2]	Intrepid Potash, Inc.	1,235,596
112,402	[2]	Louisiana-Pacific Corp.	747,473
38,541		Martin Marietta Materials	2,781,504
15,221		Minerals Technologies, Inc.	834,720
Annual Shareholder Report
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Shares			Value
9,219		Newmarket Corp.	1,789,777
67,715		Olin Corp.	1,277,105
83,977		Packaging Corp. of America	2,190,120
110,787		RPM International, Inc.	2,489,384
63,055		Reliance Steel & Aluminum Co.	2,786,400
60,010		Rock-Tenn Co.	3,551,992
37,579		Scotts Miracle-Gro Co.	1,822,957
42,174		Sensient Technologies Corp.	1,558,751
41,999		Silgan Holdings, Inc.	1,576,643
84,120		Sonoco Products Co.	2,640,527
184,138		Steel Dynamics, Inc.	2,299,884
91,490		Temple-Inland, Inc.	2,910,297
78,700		Valspar Corp.	2,744,269
46,473		Worthington Industries, Inc.	803,053
		TOTAL	59,219,765
		Telecommunication Services – 0.4%
126,909	[2]	TW Telecom, Inc.	2,347,816
58,645		Telephone and Data System, Inc.	1,359,391
18,805		Telephone and Data System, Inc. — Special Common Shares	393,401
		TOTAL	4,100,608
		Utilities – 6.1%
66,071		AGL Resources, Inc.	2,771,018
93,453		Alliant Energy Corp.	3,811,013
116,547		Aqua America, Inc.	2,586,178
76,027		Atmos Energy Corp.	2,609,247
33,212		Black Hills Corp.	1,119,577
51,419		Cleco Corp.	1,895,819
99,470		DPL, Inc.	3,018,915
114,528		Great Plains Energy, Inc.	2,375,311
80,941		Hawaiian Electric Industries, Inc.	2,050,236
41,861		Idacorp, Inc.	1,690,347
158,978		MDU Resources Group, Inc.	3,276,537
87,228		NSTAR	3,933,111
198,722		NV Energy, Inc.	3,187,501
69,746		National Fuel Gas Co.	4,274,732
82,602		OGE Energy Corp.	4,273,827
72,985		PNM Resources, Inc.	1,312,270
149,475		Questar Corp.	2,880,383
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Shares			Value
94,147		UGI Corp.	2,699,194
68,867		Vectren Corp.	1,954,445
43,199		WGL Holdings, Inc.	1,849,349
97,617		Westar Energy, Inc.	2,661,039
		TOTAL	56,230,049
		TOTAL COMMON STOCKS (IDENTIFIED COST $788,729,336)	915,948,584
		MUTUAL FUND – 4.8%
44,759,780	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	44,759,780
		TOTAL INVESTMENTS — 103.7% (IDENTIFIED COST $833,489,116)[7]	960,708,364
		OTHER ASSETS AND LIABILITIES - NET — (3.7)%[8]	(34,168,585)
		TOTAL NET ASSETS — 100%	$926,539,779

At October 31, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P MidCap 400 Index Long Futures	138	$12,228,180	December 2011	$729,453

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,228,180 at October 31, 2011, which represents 1.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 99.9%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $846,150,956.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

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17

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.17	$16.01	$14.06	$25.79	$23.49
Income From Investment Operations:
Net investment income	0.15	0.16	0.17	0.24	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	1.45	4.16	2.21	(8.69)	3.37
TOTAL FROM INVESTMENT OPERATIONS	1.60	4.32	2.38	(8.45)	3.71
Less Distributions:
Distributions from net investment income	(0.15)	(0.16)	(0.20)	(0.22)	(0.35)
Distributions from net realized gain on investments and futures contracts	(0.43)	—	(0.23)	(3.06)	(1.06)
TOTAL DISTRIBUTIONS	(0.58)	(0.16)	(0.43)	(3.28)	(1.41)
Net Asset Value, End of Period	$21.19	$20.17	$16.01	$14.06	$25.79
Total Return[1]	7.95%	27.07%[2]	17.80%	(36.58)%	16.59%
Ratios to Average Net Assets:
Net expenses	0.54%	0.54%	0.54%[3]	0.49%	0.49%
Net investment income	0.69%	0.88%	1.27%	1.13%	1.41%
Expense waiver/reimbursement[4]	0.19%	0.19%	0.21%	0.21%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$926,540	$883,235	$731,613	$604,507	$1,257,048
Portfolio turnover	8%	12%	18%	19%	17%
1	Based on net asset value.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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19

Statement of Assets and Liabilities

October 31, 2011

Assets:
Total investments in securities, at value including $44,759,780 of investments in an affiliated holding (Note 5) and $30,368,865 of securities loaned (identified cost $833,489,116)		$960,708,364
Cash		1,101
Restricted cash (Note 2)		1,123,000
Income receivable		433,467
Receivable for investments sold		806,730
Receivable for shares sold		842,023
TOTAL ASSETS		963,914,685
Liabilities:
Payable for investments purchased	$3,142,150
Payable for shares redeemed	2,216,557
Payable for daily variation margin	366,487
Payable for collateral due to broker for securities lending	31,386,075
Payable for Directors'/Trustees' fees	187
Payable for shareholder services fee (Note 5)	164,973
Accrued expenses	98,477
TOTAL LIABILITIES		37,374,906
Net assets for 43,722,229 shares outstanding		$926,539,779
Net Assets Consist of:
Paid-in capital		$770,978,718
Net unrealized appreciation of investments and futures contracts		127,948,701
Accumulated net realized gain on investments and futures contracts		27,173,239
Undistributed net investment income		439,121
TOTAL NET ASSETS		$926,539,779
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$926,539,779 ÷ 43,722,229 shares outstanding, no par value, unlimited shares authorized		$21.19

See Notes which are an integral part of the Financial Statements

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20

Statement of Operations

Year Ended October 31, 2011

Investment Income:
Dividends (including $22,886 received from an affiliated holding (Note 5))			$11,940,198
Interest (including income on securities loaned of $150,482)			150,704
TOTAL INCOME			12,090,902
Expenses:
Management fee (Note 5)		$3,928,279
Custodian fees		78,908
Transfer and dividend disbursing agent fees and expenses		490,090
Directors'/Trustees' fees		15,886
Auditing fees		22,525
Legal fees		6,069
Portfolio accounting fees		130,760
Shareholder services fee (Note 5)		2,385,489
Account administration fee		24,888
Share registration costs		20,619
Printing and postage		36,929
Insurance premiums		5,841
Miscellaneous		32,791
TOTAL EXPENSES		7,179,074
Waiver and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(1,827,776)
Net expenses			5,351,298
Net investment income			6,739,604
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			39,190,663
Net realized gain on futures contracts			2,395,839
Net change in unrealized appreciation of investments			23,021,797
Net change in unrealized appreciation of futures contracts			(239,625)
Net realized and unrealized gain on investments and futures contracts			64,368,674
Change in net assets resulting from operations			$71,108,278

See Notes which are an integral part of the Financial Statements

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21

Statement of Changes in Net Assets

Year Ended October 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,739,604	$7,275,153
Net realized gain on investments and futures contracts	41,586,502	26,182,867
Net change in unrealized appreciation/depreciation of investments and futures contracts	22,782,172	159,175,562
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,108,278	192,633,582
Distributions to Shareholders:
Distributions from net investment income	(6,903,421)	(7,165,311)
Distributions from net realized gain on investments and futures contracts	(18,885,065)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,788,486)	(7,165,311)
Share Transactions:
Proceeds from sale of shares	228,272,023	165,308,529
Net asset value of shares issued to shareholders in payment of distributions declared	23,840,324	6,531,444
Cost of shares redeemed	(254,127,446)	(205,708,087)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,015,099)	(33,868,114)
Regulatory Settlement Proceeds
Net increase from regulatory settlement (Note 8)	—	21,693
Change in net assets	43,304,693	151,621,850
Net Assets:
Beginning of period	883,235,086	731,613,236
End of period (including undistributed net investment income of $439,121 and $602,938, respectively)	$926,539,779	$883,235,086

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
22

Notes to Financial Statements

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report

24

monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments. The average notional amount of long futures contracts held by the fund throughout the period was $14,846,884. This is based on amounts held as of each month-end throughout the fiscal period.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$30,368,865	$31,386,075

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$(729,453)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,395,839
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(239,625)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2011	2010
Shares sold	10,346,587	8,936,529
Shares issued to shareholders in payment of distributions declared	1,120,436	351,968
Shares redeemed	(11,544,626)	(11,177,296)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(77,603)	(1,888,799)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.

For the year ended October 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

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Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(10,362)	$10,362

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$6,903,421	$7,165,311
Long-term capital gains	$18,885,065	$ —

As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$439,121
Undistributed long-term capital gain	$40,564,532
Net unrealized appreciation	$114,557,408

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and transactions in certain securities on loan.

At October 31, 2011, the cost of investments for federal tax purposes was $846,150,956. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $114,557,408. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $208,361,136 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,803,728.

5. management FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2011, the Manager voluntarily waived $1,784,323 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Annual Shareholder Report

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A financial intermediary affiliated with management of Federated Investors, Inc. received $1,099 of Service Fees for the year ended October 31, 2011. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended October 31, 2011, FSSC received $7,984 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.54% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) January 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliate currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2011, the Manager reimbursed $43,453. Transactions involving the affiliated holding during the year ended October 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2010	12,938,320
Purchases/Additions	244,533,951
Sales/Reductions	212,712,491
Balance of Shares Held 10/31/2011	44,759,780
Value	$44,759,780
Dividend Income	$22,886

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2011, were as follows:

Purchases	$81,114,925
Sales	$85,351,045
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7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2011, there were no outstanding loans. During the year ended October 31, 2011, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2010, the Fund received $21,693 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-03 and its impact on the Fund's financial statements and the accompanying notes, net assets and results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. At this time, management is evaluating the implications of adopting ASU No. 2011-04 and its impact on the Fund's financial statements and the accompanying notes.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2011, the amount of long-term capital gains designated by the Fund was $18,885,065.

For the fiscal year ended October 31, 2011, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended October 31, 2011, 100% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:

We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 23, 2011

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2011 to October 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2011	Ending Account Value 10/31/2011	Expenses Paid During Period[1]
Actual	$1,000	$878.40	$2.56
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.48	$2.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: August 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund, both charitable nonprofit organizations.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

Qualifications: Business management, education and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract – May 2011

Federated mid-cap index fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was Annual Shareholder Report

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included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in Annual Shareholder Report

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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as information that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common Annual Shareholder Report

41

industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that, for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report
43

Notes [Page Intentionally Left Blank]

Notes [Page Intentionally Left Blank]

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E205

29455 (12/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $46,800

Fiscal year ended 2010 - $45,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $49

Fiscal year ended 2010 - $62

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $4,270 and $0 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $15,860 and $12,090 respectively. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2010- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2011 - $217,535

Fiscal year ended 2010 - $178,854

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 16, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011